Bank Properties and Equipment	12 Months Ended
Dec. 31, 2011
Bank Properties and Equipment [Abstract]
BANK PROPERTIES AND EQUIPMENT

8. BANK PROPERTIES AND EQUIPMENT

Bank properties and equipment consist of the following major classifications:

SUMMARY OF BANK PROPERTIES AND EQUIPMENT

	September 30,	September 30,
December 31,	2011	2010
Land	$9,193	$10,459
Buildings	31,689	27,561
Capital lease	8,630	8,630
Leasehold improvements and equipment	42,899	39,575

Total bank properties and equipment	92,411	86,225
Accumulated depreciation	(37,655)	(32,797)

Bank properties and equipment, net	$54,756	$53,428

The Company recognized depreciation expense of $6.3 million, $5.4 million and $4.8 million for the years ended December 31, 2011, 2010 and 2009, respectively.

On occasion, the Company engages construction related services from companies affiliated with certain directors under separate agreements with the Company. The Company did not engage in any construction related services with related parties during 2011 or 2010.